Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000230314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
Average Annual Return, Percent	0.89%		9.21%	4.62%
C000230311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
Average Annual Return, Percent	5.26%		9.70%	4.46%
C000230312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
C000230313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
C000230318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Average Annual Return, Percent	1.40%		16.07%	6.08%
C000230315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Average Annual Return, Percent	5.78%		16.59%	5.92%
C000230316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
C000230317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Without Sales Load [Member] | C000230314
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%		10.51%	5.24%
Without Sales Load [Member] | C000230311
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%		9.70%	4.46%
Without Sales Load [Member] | C000230312
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%		10.78%	5.50%
Without Sales Load [Member] | C000230313
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%	4.95%
Without Sales Load [Member] | C000230318
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%		17.46%	6.71%
Without Sales Load [Member] | C000230315
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%		16.59%	5.92%
Without Sales Load [Member] | C000230316
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%		17.77%	6.99%
Without Sales Load [Member] | C000230317
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	6.30%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.33%		12.39%	8.83%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%		16.12%	12.36%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.33%		12.39%	8.83%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%	7.76%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%		10.32%	6.91%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%		16.12%	12.36%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%		10.32%	6.91%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%	7.76%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%		16.12%	12.36%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.33%		12.39%	8.83%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%		16.12%	12.36%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.33%	6.76%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%		16.12%	12.36%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%		10.32%	6.91%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.53%		16.12%	12.36%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%	0.11%